UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [X]; Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement
                                    [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     First Union Corporation
Address:  201 South College Street
          Charlotte, NC 28288-0137

13F File Number: 28-581

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Karen F. Knudtsen
Title:    AVP and Compliance Officer
Phone:    (704) 374-2249
Signature, Place and Date of Signing:


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       18

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total:  $498,218,551

List of Other Included Managers:

No.     13F File Number     Name

01                      Delaware Trust Capital Management, Inc.
02                      Evergreen Asset Management Corp.
03                      Evergreen Investment Company, Inc.
04                      Evergreen Investment Management Company
05                      First International Advisors, Ltd.
06                      First Union Bank of Delaware
07                      First Union National Bank
08                      First Union Securities, Inc.
09                      First Union Trust Company, National Association
10                      Lieber & Company
11                      McGlinn Capital Management, Inc.
12                      Mentor Investment Advisors, LLC
13                      Mentor Investment Group, LLC
14                      Mentor Perpetual Advisors, LLC
15                      Meridian Asset Management, LLC
16                      Meridian Investment Company
17                      Meridian Trust Company
18				Tattersall Advisory Group, Inc.

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
                                            First Union Corporation
                                                  Form 13F
                                                                                                    As Of 09/30/1999
                                                           Item 4:
                                                           Fair      Item 5:    Item 7:             Item 8:
                                                  Item 3:  Market    Shares Or  Investment          Voting Authority
Item 1:                          Item 2:          Cusip    Value     Principal  Discretion Item 7:  (A)     (B)    (C)
Name of Issuer                   Title of Class   Number   (000)     Amount     (A) (B)(C) Managers Sole    Shared None
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FEDERAL NATL MTG ASSN            COMMON STOCK     31358610         13        200    X  X          9      200      0       0
FEDERAL NATL MTG ASSN            COMMON STOCK     31358610        124      1,975    X             9     1975      0       0
FEDERAL NATL MTG ASSN            COMMON STOCK     31358610        646     10,300    X            14    10300      0       0
FEDERAL NATL MTG ASSN            COMMON STOCK     31358610      1,048     16,720    X  X         10        0  16720       0
FEDERAL NATL MTG ASSN            COMMON STOCK     31358610      1,293     20,620    X  X          1    14220   4000    2400
FEDERAL NATL MTG ASSN            COMMON STOCK     31358610      3,065     48,899    X             1    47599      0    1300
FEDERAL NATL MTG ASSN            COMMON STOCK     31358610     12,232    195,120    X             4   195120      0       0
FEDERAL NATL MTG ASSN            COMMON STOCK     31358610     17,988    289,550    X             8     8450      0  281099
FEDERAL NATL MTG ASSN            COMMON STOCK     31358610     48,931    759,442    X            12   759442      0       0
FEDERAL NATL MTG ASSN            COMMON STOCK     31358610     58,425    932,009    X            16   932009      0       0
FEDERAL NATL MTG ASSN            COMMON STOCK     31358610     81,725  1,303,695    X  X          7   963335 243825   96535
FEDERAL NATL MTG ASSN            COMMON STOCK     31358610    111,255  1,774,800    X             2  1774800      0       0
FEDERAL NATL MTG ASSN            COMMON STOCK     31358610    161,474  2,575,858    X             7  2465853     75  109930
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